Note 11 - Subsequent Events (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.60	0.75
Class of Warrant or Right, Exercises	0		1,766,667
Proceeds from Warrant Exercises (in Dollars)			$ 1,060,000
Class of Warrant or Right, Number of Remaining Shares Whose Expiration Was Extended				1,166,667
Other General and Administrative Expense (in Dollars)		$ 152,126	$ 218,551